SHARE-BASED PAYMENTS (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF VALUATION ASSUMPTIONS

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied:

	Six months ended June 30, 2022	Period ended June 30, 2021
Risk-free interest rate	0.09% - 2.67%	0.32% - 0.35%
Expected term	3.0 - 3.5 years	3.0 years
Expected average stock price volatility	106.83% - 183.1%	117.4% - 120.9%
Expected dividend yield	0.00%	0.00%
Weighted average grant-date fair value of stock options	$1.33 - $4.48	$1.75 - $1.78

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied during the period from January 21, 2021 (date of inception) through December 31, 2021:

Non-employee
Risk-free interest rate	0.09% - 0.56%
Expected term	3.0 - 3.5 years
Expected average stock price volatility	106.83% - 120.94%
Expected dividend yield	0.00%
Weighted average grant-date fair value of stock options	$1.70

SUMMARY OF NONEMPLOYEE OPTION ACTIVITY

A summary of option activity for the six months ended June 30, 2022 is presented below. There was no option activity for the period ended June 30, 2021.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788
Granted	140,000	5.00		-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-
Balance, June 30, 2022	615,000	$2.59	4.12	$1,480,457

A summary of nonemployee option activity as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, January 21, 2021	-	$-	-	-
Granted	515,000	1.90	-	-
Exercised	-	-	-	-
Forfeited	(26,667)	1.60	-	-
Expired	(13,333)	1.60
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788

SUMMARY OF UNVESTED NONEMPLOYEE OPTIONS

A summary of unvested options for the six months ended June 30, 2022, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested balance, December 31, 2021	292,500	$1.80
Granted	140,000	5.00
Vested	(135,000)	1.61
Forfeited or expired	-	-
Exercised	-	-
Unvested balance, June 30, 2022	297,500	$3.40

A summary of unvested nonemployee options as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of January 21, 2021	-	$-
Granted	515,000	1.70
Vested	(195,833)	1.70
Forfeited or expired	(26,667)	1.80
Exercised	-	-
Unvested as of December 31, 2021	292,500	$1.80

SUMMARY OF WARRANT ACTIVITY

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2021 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.0	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	1.7

Warrant [Member]
SCHEDULE OF VALUATION ASSUMPTIONS

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%